Leases - Weighted-Average Remaining Lease Terms and Discount Rates (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted-average remaining lease term of operating leases (in years)	7 years 1 month 6 days	6 years 8 months 12 days
Weighted-average remaining lease term of finance leases (in years)	8 years 4 months 24 days	8 years 1 month 6 days
Weighted-average discount rate of operating leases	4.10%	4.00%
Weighted-average discount rate of finance leases	6.70%	7.30%